Schedule of Investments
June 30, 2023 (Unaudited)
Intrepid Capital Fund

	Principal Amount	Value
BANK LOANS - 10.73%
Health Care - 10.73%
Gage Growth Corp. 13.750%, 11/01/2024 (a)(b)	$1,003,649	996,624
Shryne Group, Inc. 7.500%, 05/26/2026 (a)(b)	1,000,000	985,500
VCP23, LLC 7.000%, 04/30/2024 (a)	1,000,000	930,000
Verano Holdings Corp. 14.500%, 10/30/2026 (a)	2,000,000	1,950,000
TOTAL BANK LOANS (Cost $4,927,735)		4,862,124
	Shares
COMMON STOCKS - 60.69%
Capital Goods - 5.42%
Acuity Brands, Inc.	6,816	1,111,553
Watsco, Inc.	3,521	1,343,156
		2,454,709
Commercial & Professional Services - 3.51%
Copart, Inc. (c)	17,426	1,589,426
Consumer Durables & Apparel - 7.74%
Carter’s, Inc.	16,717	1,213,654
Garmin Ltd. (d)	10,898	1,136,552
Levi Strauss & Co. - Class A	80,315	1,158,946
		3,509,152
Diversified Financials - 6.49%
Berkshire Hathaway, Inc. - Class B (c)	4,615	1,573,715
Jefferies Financial Group, Inc.	41,253	1,368,362
		2,942,077
Energy - 2.37%
Civitas Resources, Inc.	15,507	1,075,720
Food, Beverage & Tobacco - 3.95%
Becle SAB de CV (d)	730,215	1,789,170
Health Care Equipment & Services - 2.37%
CVS Health Corp.	15,520	1,072,898
Insurance - 1.95%
Markel Group, Inc. (c)	640	885,235
Media & Entertainment - 9.82%
Alphabet, Inc. - Class A (c)	14,928	1,786,882
Live Nation Entertainment, Inc. (c)	13,308	1,212,492
Take-Two Interactive Software, Inc. (c)	9,872	1,452,763
		4,452,137
Real Estate - 3.74%
FRP Holdings, Inc. (c)	29,429	1,694,227
Retailing - 5.83%
Dollar General Corp.	6,911	1,173,350
The TJX Companies, Inc.	17,307	1,467,460
		2,640,810
Software & Services - 7.50%
Accenture PLC - Class A (d)	3,453	1,065,527
Dropbox, Inc. - Class A (c)	49,233	1,313,044
WNS Holdings Ltd. - ADR (c)(d)	13,857	1,021,538
		3,400,109
TOTAL COMMON STOCKS (Cost $20,212,078)		27,505,670
	Principal Amount
CONVERTIBLE BONDS - 2.31%
Financial Services - 2.31%
EZCORP, Inc.
2.875%, 07/01/2024	$56,000	58,156
3.750%, 12/15/2029 (e)	1,000,000	988,802
		1,046,958
TOTAL CONVERTIBLE BONDS (Cost $1,057,991)		1,046,958

CORPORATE BONDS - 22.69%
Broadcasting (except Internet) - 1.93%
DISH DBS Corp.
5.875%, 11/15/2024	1,000,000	875,924
Consumer Durables & Apparel - 2.51%
Vista Outdoor, Inc.
4.500%, 03/15/2029 (e)	1,400,000	1,135,338
Consumer Services - 1.86%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (e)	845,000	843,619
Financial Services - 0.14%
Oppenheimer Holdings, Inc.
5.500%, 10/01/2025	66,000	63,119
Food, Beverage & Tobacco - 2.14%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (e)	1,064,000	971,991
Nonstore Retailers - 3.24%
QVC, Inc.
4.850%, 04/01/2024	1,500,000	1,468,148
Pharmaceuticals, Biotechnology & Life Sciences - 5.42%
Celgene Corp.
3.900%, 02/20/2028	23,000	21,917
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (d)	1,005,000	952,416
8.000%, 10/06/2026 (d)	2,000,000	1,481,980
		2,456,313
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.32%
Atento Luxco 1 SA
8.000%, 02/10/2026 (d)(e)	2,251,874	378,608
20.000%, 03/10/2025 (d)(e)	657,872	616,755
AtentoExitMoney2025
20.000%, 03/10/2025 (b)(d)	591,529	321,079
AtentoNewMoney2025
20.000%, 03/10/2025 (b)(d)	187,401	187,401
		1,503,843
Utilities - 2.13%
IEA Energy Services LLC
6.625%, 08/15/2029 (e)	1,000,000	964,961
TOTAL CORPORATE BONDS (Cost $11,646,603)		10,283,256

WARRANTS - 0.13%
Health Care - 0.12%
Cansortium Warrants	250,000	37,500
Expiration: 04/29/2025, Exercise Price $1.20 (b)(c)
Green Thumb Industries, Inc.	7,328	18,320
Expiration: 10/15/2026, Exercise Price $30.00 (b)(c)
		55,820
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
Atento Warrants 2025	128,400	1,284
Expiration: 02/16/2025, Exercise Price $3.78 (b)(c)
TOTAL WARRANTS (Cost $0)		57,104
	Shares
SHORT-TERM INVESTMENT - 3.28%
Money Market Fund - 3.28%
STIT - Treasury Portfolio - Institutional Class, 5.03% (f)	1,484,159	1,484,159
TOTAL SHORT-TERM INVESTMENT (Cost $1,484,159)		1,484,159

Total Investments (Cost $39,328,566) - 99.83%		45,239,271
Other Assets in Excess of Liabilities - 0.17%		77,952
TOTAL NET ASSETS - 100.00%		$45,317,223

ADR = American Depository Receipt
Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.
(b)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of June 30, 2023 was $2,039,228, which represented 4.50% of net assets.

(c)	Non-income producing security.
(d)	Foreign Issued Security.
(e)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2023, the value of these investments was $5,900,073, or 13.02% of total net assets.

(f)	Rate listed is the 7-day effective yield.